STRATTON MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Supplement dated June 17, 2008 to the Prospectus dated May 1, 2008

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective as of June 11, 2008, the Directors section contained in the inside back cover of the Prospectus is replaced with the following:

DIRECTORS

Bernard A. Francis, Jr.	Richard W. Stevens	H. Drake Williams, Jr.

John J. Lombard, Jr.	James W. Stratton	Joel H. Wilson

Lois Rothenberger	Frank Thomas

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STRATTON MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Supplement dated June 17, 2008 to the

Statement of Additional Information dated May 1, 2008

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective as of June 11, 2008, the Directors and Officers table on page 10 of the Statement of Additional Information under the heading “Management of the Funds” is replaced with the following:

Name, Age and Position(s) with Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

DISINTERESTED DIRECTORS*

John J. Lombard, Jr. (73) Director	SMCF 1984 SMDS 1988 SFI 1993	Mr. Lombard is special counsel to the law firm of McCarter & English, LLP.	Three	None

Lois Rothenberger (57) Director	Since 2008	Ms. Rothenberger is director of finance of Meadowood Corporation, a non-profit retirement community.	Three	None

Richard W. Stevens (74) Director	SMCF 1972 SMDS 1989 SFI 1993	Mr. Stevens is an attorney in private practice.	Three	None

Frank Thomas (60) Director	Since 2003	Mr. Thomas is an attorney in private practice.	Three	None

H. Drake Williams, Jr. (68) Director	Since 2005	Mr. Williams is retired.	Three	None

Joel H. Wilson (59) Director	Since 2005	Mr. Wilson is co-owner and Principal of Kennedy Tool & Die, Inc.	Three	None

INTERESTED DIRECTORS**

James W. Stratton[2,3] (71) Chairman, Chief Executive Officer and Director	SMCF 1972 SMDS 1980 SFI 1993	Mr. Stratton is Chief Investment Officer and a Director of the investment advisor, Stratton Management Company.	Three	Amerigas Propane Ltd. (energy) and UGI Corp., Inc. (utility-natural gas).

Name, Age and Position(s) with Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Bernard A. Francis, Jr. (58)[4] Director	Since 2008	Mr. Francis is President and Chief Executive Officer of Widmann, Siff & Co., Inc.; Senior Vice President and Group Executive Wealth Management of Susquehanna Bancshares, Inc.; Chief Investment Officer of Susquehanna Trust and Investment Co.; President and Chief Executive Officer of Valley Forge Asset Management Corp.; and President of Brandywine Benefits Company, LLC.	Three	None

OFFICERS WHO ARE NOT DIRECTORS

John A. Affleck, CFA (61) President of Stratton Multi-Cap Fund, Inc. and Vice President of Stratton Monthly Dividend REIT Shares, Inc. and The Stratton Funds, Inc.	SMCF 2000 SMDS 2000 SFI 1993	Mr. Affleck is President and Director of the investment advisor, Stratton Management Company.	N/A	N/A

James A. Beers[2] (44) Chief Financial Officer of the Funds, President of Stratton Monthly Dividend REIT Shares, Inc. and Vice President of Stratton Multi-Cap Fund, Inc. and The Stratton Funds, Inc.	SMCF 1997 SMDS 2001 SFI 1997	Mr. Beers is Chief Executive Officer and Director of the investment advisor, Stratton Management Company.	N/A	N/A

Gerald M. Van Horn, CFA[5] (34) President of The Stratton Funds, Inc.	Since 2003	Mr. Van Horn is Senior Vice-President of the investment advisor, Stratton Management Company.	N/A	N/A

Joanne E. Kuzma (53) Chief Compliance Officer and Vice President of the Companies	Chief Compliance Officer Since 2004 Vice President of Compliance Since 1995	Ms. Kuzma is the Director of Trading and Chief Compliance Officer of the investment advisor, Stratton Management Company.	N/A	N/A

Patricia L. Sloan (54) Secretary and Treasurer of the Companies	SMCF Sec. 1980 Treas. 1990 SMDS Sec. 1990 Treas. 1984 SFI 1993	Ms. Sloan is an employee of the investment advisor, Stratton Management Company.	N/A	N/A

*	Directors who are not “interested persons” of the Companies as defined by the 1940 Act.

**	Directors who are “interested persons” of the Companies as defined by the 1940 Act.

[1]

Each Director shall serve until the next annual meeting and until his/her successor shall have been elected and qualified, except in the event of his/her death, resignation or removal. Any Director elected or appointed on or after June 17, 2003 will no longer be eligible to serve as a Director beginning on January 1 of the year following the year in which such Director attains age 72. Each officer is elected annually by the Directors and serves until his/her successor is duly chosen and qualified, or until his/her death, resignation or removal.

[2]	Mr. Stratton is an “interested person” of the funds by reason of his positions with the advisor. Mr. Beers is related to Mr. Stratton by marriage.

[3]	Mr. Stratton served as President of The Stratton Funds, Inc. until May 1, 2003.

[4]	Mr. Francis is considered to be an “interested person” of the funds by reason of his positions with Susquehanna Bancshares, Inc., the parent company of Stratton Holding Company, and its affiliates.

[5]	Mr. Van Horn served as Vice President of The Stratton Funds, Inc. from August 1, 2000 until May 1, 2003 when he was elected President of The Stratton Funds, Inc.

Effective as of June 11, 2008, the Security and Other Interests table on page 12 of the Statement of Additional Information under the heading “Management of the Funds” is replaced with the following:

The following table sets forth the dollar range of equity securities owned beneficially by each Director in each fund as of December 31, 2007:

Name of Director	Dollar Range of Equity Securities in each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INTERESTED DIRECTORS

James W. Stratton		Over $100,000
SMCF	Over $100,000
SMDS	Over $100,000
SSCV	Over $100,000

Lynne M. Cannon[2]		Over $100,000
SMCF	Over $100,000
SMDS	Over $100,000
SSCV	Over $100,000

Bernard A. Francis, Jr. [3]		None
SMCF	None
SMDS	None
SSCV	None

DISINTERESTED DIRECTORS

George W. Graner[4]		Over $100,000
SMCF	Over $100,000
SMDS	None
SSCV	Over $100,000

John J. Lombard, Jr.		Over $100,000
SMCF	Over $100,000
SMDS	$1 - $10,000
SSCV	Over $100,000

Name of Director	Dollar Range of Equity Securities in each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
Lois Rothenberger[5]		None
SMCF	None
SMDS	None
SSCV	None

Richard W. Stevens		Over $100,000
SMCF	Over $100,000
SMDS	Over $100,000
SSCV	Over $100,000

Frank Thomas		None
SMCF	None
SMDS	None
SSCV	None

H. Drake Williams, Jr.		None
SMCF	None
SMDS	None
SSCV	None

Joel H. Wilson		$1 - $10,000
SMCF	$1 - $10,000
SMDS	$1 - $10,000
SSCV	$1 - $10,000

[1]

Securities beneficially owned as defined under the Securities Exchange Act of 1934 include direct and /or indirect ownership of securities where the Director’s economic interest is tied to the securities, employment ownership and securities when the Director can exert voting power and when the Director has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and over $100,000.

[2]	Ms. Cannon resigned from the Boards of Directors on June 11, 2008.

[3]	Mr. Graner resigned from the Boards of Directors on March 31, 2008.

[4]	Mr. Francis did not serve on the Boards of Directors until June 11, 2008.

[5]	Ms. Rothenberger did not serve on the Boards of Directors until April 1, 2008.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE